Private Placement Warrants and Recurring Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the Private Placement Warrants Liability - USD ($) $ in Thousands	3 Months Ended	5 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 30, 2022
Schedule of Changes in the Fair Value of the Private Placement Warrants Liability [Abstract]
Private warrant liability at January 1, 2022	$ 24	$ 114	$ 114
Change in fair value of private warrant liability	$ (13)	(90)	$ (90)
Private warrant liability at June 30, 2022		$ 24